Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Total	£ 727,952	£ 400,988
United Kingdom
Disclosure of geographical areas [line items]
Total	35,214	33,412
North America
Disclosure of geographical areas [line items]
Total	231,911	66,621
Europe
Disclosure of geographical areas [line items]
Total	162,933	169,126
RoW
Disclosure of geographical areas [line items]
Total	£ 297,894	£ 131,829